INVESTMENTS IN VARIABLE INTEREST ENTITIES - SCHEDULE OF VIEs (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Investment Holdings [Line Items]
Total amortized cost	$ 502.5
Total fair value	496.3
Amortized Cost [Member]
Investment Holdings [Line Items]
Due after one year through five years	271.9
Due after five years through ten years	230.6
Total amortized cost	502.5
Due after one year through five years	207.7
Due after five years through ten years	182.9
Total amortized cost	390.6
Estimated Fair Value [Member]
Investment Holdings [Line Items]
Due after one year through five years	267.8
Due after five years through ten years	228.5
Total fair value	496.3
Due after one year through five years	202.6
Due after five years through ten years	180.3
Total fair value	$ 382.9